Equity - Common Stock (Details)					1 Months Ended			3 Months Ended	9 Months Ended
	Aug. 08, 2024 USD ($) shares	Aug. 02, 2024 USD ($) shares	Jun. 24, 2024 $ / shares shares	Nov. 21, 2023 USD ($) shares	Sep. 30, 2024 $ / shares shares	Aug. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) Vote $ / shares shares	Jun. 25, 2024 shares	Dec. 31, 2023 $ / shares shares
Equity
Common stock, shares authorized					100,000,000			100,000,000	100,000,000		100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Conversion of stock, equivalent common stock shares upon conversion			12,165,889
Conversion of shares issued			4,879,067
Common stock, shares outstanding			14,692,820		15,362,278			15,362,278	15,362,278	14,692,820	4,639,643
Exchange ratio			0.40
Common stock, votes per share | Vote									1
Warrants and commitment shares issued in connection with the September 2024 Note (shares)					100,000
Shares issued as part of stock grants to vendors (shares)						200,000	2,500
Shares issued to placement agent								66,750
Fair value of shares issued to vendor for service | $						$ 534,000
Shares Issued For Services Of Placement Agent (shares)						25,000
Shares issued as part of stock grants to vendors | $							$ 25,000		$ 98,000
Loss on extinguishment of accounts payable | $								$ 534,000
Value of shares issued and to be issued under the agreement | $							$ 25,000
Consulting expense recognized | $								$ 31,250
Additional Bridge Notes
Equity
Shares issued in debt settlement or conversion (shares)		14,199				14,199
Principal balance of debt | $		$ 41,417		$ 150,000		$ 41,417
Percentage discount on VWAP		5.00%				5.00%
Exchange Note
Equity
Shares issued in debt settlement or conversion (shares)	213,759					213,759
Principal balance of debt | $	$ 566,740					$ 566,740
Percentage discount on VWAP	5.00%					5.00%
Series A Preferred Stock
Equity
Conversion of stock			371,715
Shares issued as part of stock grants to vendors (shares)				4,370
Series A-1 Preferred Stock
Equity
Conversion of stock			1,228,492